Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Annaly Commercial Real Estate Group, Inc. (the “Company”) Wells Fargo Securities LLC

Credit Suisse Securities (USA) LLC Goldman Sachs & Co. LLC

(the “Specified Parties”)

Re: NLY 2019-FL2 Issuer Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NLY 2019-FL2 Accounting Tape.xlsx” provided to us on February 8, 2019 (the “Data File”) containing information on 19 mortgage assets (the “Mortgage Assets”) and the related 21 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to NLY 2019-FL2 Issuer Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in February 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Assumed LIBOR” means the LIBOR rate 2.455% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding

(i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

2

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia February 8, 2019

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Loan Type	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report
Property State	Appraisal Report
MSA	Appraisal Report
Properties	Provided by the Company
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Promissory Note, Loan Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note
Principals (Individuals)	Organization Chart, Borrower Certificate, Guaranty
Related Borrower (Y/N)	Guaranty, Loan Agreement
Commitment Original Balance ($)	Loan Agreement, Promissory Note
Initial Funded Amount ($)	Loan Agreement, Promissory Note, Settlement Statement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Future Funding Trigger / Requirements	Loan Agreement, Promissory Note
First Mortgage Balance in Trust	Provided by the Company
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement, Promissory Note, Settlement Statement
Initial Maturity Date	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Extension Options	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
1st Extension Option Description	Loan Agreement, Promissory Note
2nd Extension Option Description	Loan Agreement, Promissory Note
3rd Extension Option Description	Loan Agreement, Promissory Note
4th Extension Option Description	Loan Agreement, Promissory Note
5th Extension Option Description	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
First Extension Fee %	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Fee %	Loan Agreement, Promissory Note
Third Extension Period (Months)	Loan Agreement, Promissory Note
Third Extension Fee %	Loan Agreement, Promissory Note
Fourth Extension Period (Months)	Loan Agreement, Promissory Note
Fourth Extension Fee %	Loan Agreement, Promissory Note
Fifth Extension Period (Months)	Loan Agreement, Promissory Note
Fifth Extension Fee %	Loan Agreement, Promissory Note
Exit Fee %	Loan Agreement, Promissory Note
Exit Fee Balance	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
A-2

ATTACHMENT A

Attribute	Source Document(s)
Index for Floating Rate	Loan Agreement, Promissory Note
Fully Funded Mortgage Loan Margin %	Loan Agreement, Promissory Note
Rounding Factor (4)	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
LIBOR Floor %	Loan Agreement, Promissory Note
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Cap Expiration	LIBOR Cap Confirmation
Interest Accrual Basis	Loan Agreement, Promissory Note
Interest Rate Change	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Original Prepayment Provision	Loan Agreement, Promissory Note
Remaining Prepayment Provision	Loan Agreement, Promissory Note
Original Yield Maintenance or Minimum Interest Term	Loan Agreement, Promissory Note
Rate for Prepayment Protection	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Style	Loan Agreement, Promissory Note
Amort Constant Number of Months	Loan Agreement, Promissory Note
Amortization Rate	Loan Agreement, Promissory Note
A-3

ATTACHMENT A

Attribute	Source Document(s)
Amortization Rate Mechanics	Loan Agreement, Promissory Note
Amortization Constant Basis	Loan Agreement, Promissory Note
Amortization Rate Basis	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
A-4

ATTACHMENT A

Attribute	Source Document(s)
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal As-Is NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy, Deed of Trust, Promissory Note
Full Recourse (Y/N/Partial)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy, Deed of Trust, Promissory Note
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
A-5

ATTACHMENT A

Attribute	Source Document(s)
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement, Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Environmental Escrow (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Tax Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Cut-off Date)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
Replacement Reserve (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Replacement Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Cut-off Date)	Servicer Report, Loan Agreement, Settlement Statement
Monthly TI/LC Reserve ($)	Servicer Report, Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Cut-off Debt Service Reserve ($)	Servicer Report, Loan Agreement, Settlement Statement
Debt Service Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Springing Debt Service Reserve Description	Loan Agreement, Settlement Statement
Cut-off Other Reserve 1 ($)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 1 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement, Settlement Statement
Cut-off Other Reserve 2 ($)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 2 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement, Settlement Statement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate, Pollution Policy
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, Promissory Note
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
A-7

ATTACHMENT A

Attribute	Source Document(s)
Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
Senior Debt Amount	Loan Agreement, Promissory Note
Senior Debt Holder	Loan Agreement, Promissory Note
Senior Debt Rate	Loan Agreement, Promissory Note
Floor	Loan Agreement, Promissory Note
Maturity	Loan Agreement, Promissory Note
Amort	Loan Agreement, Promissory Note
Administrative Fee Rate	Provided by the Company
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report, Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Permitted Future Debt (Y/N)	Loan Agreement, Promissory Note
Type	Loan Agreement, Promissory Note
Comments	Provided by the Company
A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by First Mortgage Balance In Trust
Annual Debt Service Payment (P&I)	For Mortgage Assets which have Amortization Type During Initial Term as Amortizing, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Commitment Original Balance ($), plus amortization as specified in the Loan Agreement
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by First Mortgage Balance In Trust
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Contributed Balance	First Mortgage Balance In Trust divided by the aggregate First Mortgage Balance In Trust of all Mortgage Assets
Mortgage Loan Balloon Payment ($)	For all Mortgage Assets for which Amortization Type During Initial Term is Interest Only, the amount equals to the Commitment Original Balance ($). For all Mortgage Assets for which Amortization Type During Initial Term is Amortizing , the amount equals the amount specified in the amortization schedule in the Loan Agreement
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee % (if applicable)
First Extension Floor	Equals the Mortgage Rate Floor (if applicable)
First Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee % (if applicable)
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee % (if applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Fourth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fourth Extension Fee % (if applicable)
Fourth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fourth Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Fifth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fifth Extension Fee % (if applicable)
Fifth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fifth Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Exit Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee %
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and assumed LIBOR rounded by the respective Rounding Factor (4) subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap
B Note / Mezz Loan %	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) divided by Cut-off Date Total Debt Balance
B-2

ATTACHMENT B

Attribute	Calculation Methodology
IO Number of Months through Initial Term

For all Mortgage Assets for which Amortization Type During Initial Term is Interest Only, number of payments between and including the Initial Maturity Date and the First Payment Date.

For all Mortgage Assets for which Amortization Type During Initial Term is Interest Only and Amortizing, number of interest only payments between and including the Initial Maturity Date and the First Payment Date.

IO Number of Months through Fully Extended Loan Term

For all Mortgage Assets for which Amortization Type During Initial Term is Interest Only, number of payments between and including the Fully Extended Maturity Date and the First Payment Date.

For all Mortgage Assets for which Amortization Type During Initial Term is Interest Only and Amortizing, number of interest only payments between and including the Fully Extended Maturity Date and the First Payment Date.

Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided Mortgage Loan Cut- off Date Balance ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($)
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Balloon Payment ($) multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Balloon Payment ($) multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Balloon Payment ($) multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Loan Balloon Payment ($) multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Mortgage Loan Balloon Payment ($)
Net Mortgage Rate	Fully Funded Mortgage Loan Rate % minus Administrative Fee Rate
In-place Senior Debt Service	Senior Debt Amount, multiplied by Fully Funded Mortgage Loan Rate %, multiplied by Interest Accrual Basis
As Stabilized Senior Debt Service	Senior Debt Amount, multiplied by Fully Funded Mortgage Loan Rate %, multiplied by Interest Accrual Basis
Cut-off Date Total Debt Balance	Cut-off Date Subordinate Debt/Mezz Loan Bal ($) plus Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Total Debt Ann Debt Service ($)	Fully Funded Mortgage Loan Rate % multiplied by Cut-off Date Total Debt Balance multiplied by Interest Accrual Basis
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
B-5

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Mortgage Asset City Place was not closed as of the date of this report. Therefore, we were not provided the final Loan Agreement, Promissory Note, Deed of Trust, Reserve Agreement, Cash Management Agreement, Title Policy, LIBOR Cap Confirmation, Management Agreement, Settlement Statement, Servicer Report, Insurance Certificate, Opinion of Counsel, Guaranty, Appraisal Report, Engineering Report, Seismic Report, Environmental Report, for these unclosed Mortgage Assets. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Document.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s):

Mortgage Asset(s)	Compared Attribute or Recomputed Attribute(s)	Company Instruction
City Place	Mortgage Loan Balloon Payment ($)	Amortization Schedule provided by the Company
City Place	Annual Debt Service Payment (P&I)	Amortization Schedule provided by the Company
Comerica Bank Tower Office Building	Mortgage Loan Most Recent NOI DSCR, Mortgage Loan Most Recent NCF DSCR, Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Annual Debt Service Payment adjusted based on the first mortgage
City Place	Mortgage Loan Most Recent NOI DSCR, Mortgage Loan Most Recent NCF DSCR, Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Annual Debt Service Payment and Annual Debt Service Payment (P&I) adjusted based on the first mortgage
Andaz Wall Street	Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR	Provided by the Company

C-1

Mortgage Asset(s)	Compared Attribute or Recomputed Attribute(s)	Company Instruction
Junction at Montague	Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Miro Apartments	Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Northglenn Marketplace	Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR	Provided by the Company
Comerica Bank Tower Office Building	First Extension Fee ($), Exit Fee ($)	Commitment Original Balance ($) adjusted for note going into the pool for calculation
City Place	First Extension Fee ($), Second Extension Fee ($)	Mortgage Loan Balloon Payment ($) adjusted for note going into the pool for calculation
Blackhawk Office	Principals (Individuals)	Provided by the Company
Mazza Gallerie	LIBOR Cap Strike Price %	Provided by the Company
Legacy Heights	LIBOR Cap Strike Price %	Provided by the Company
Andaz Wall Street	Other (Springing) Escrow Reserve 2 Description, Other Escrow 2 (Monthly)	Provided by the Company
Comerica Bank Tower Office Building	Commitment Original Balance ($)	Provided by the Company
Mazza Gallerie	Renovated	Provided by the Company
Legacy Heights	FIRREA Appraisal (Y/N)	Provided by the Company
Legacy Heights	Engineering Report Date	Provided by the Company
Legacy Heights	Environmental Report Date (Phase I)	Provided by the Company
Junction at Montague, New World Tower, Eastgate Shopping Center, Cotton Medical Center, 630 K Street	Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Andaz Wall Street, Park Place Waco, 11111 Sunset Hills Road, Eastgate Shopping Center, Kinzie Hotel, 630 K Street, Cotton Medical Center	First Payment Date	Provided by the Company

C-2

Mortgage Asset(s)	Compared Attribute or Recomputed Attribute(s)	Company Instruction
Comerica Bank Tower Office Building, Park Place Baton Rouge, Andaz Wall Street, New World Tower, Mazza Gallerie, Park Place Waco, Junction at Montague, 11111 Sunset Hills Road, Eastgate Shopping Center, Miro Apartments, Ki™nzie Hotel, Blackhawk Office, Northglenn Marketplace, 630 K Street, Houston Hilton and Marriott, Cotton Medical Center, Highbrook, City Place	Rounding Factor (4)	Provided by the Company

C-3